Business combinations (Tables)	9 Months Ended
Sep. 30, 2026
Business Combinations Disclosure [Abstract]
Schedule of Consideration Paid and the Amounts of Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition
The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	2,126
Trade and other receivables	4,057
Prepaid expenses and other current assets	367
6,550
Non-current assets:
Right-of-use asset, net	223
Customer relationships	15,900
Technology	5,550
Trade name and trademarks	2,150
Goodwill	36,933
Total assets	67,306

Liabilities
Current liabilities:
Trade and other payables	2,458
Deferred revenue	3,599
Lease obligations	201
6,258
Non-current liabilities:
Deferred tax liability	234
Total liabilities	6,492
Fair value of net assets acquired	60,814

Paid in cash	54,326
Working capital adjustment	(48)
Holdback payable	2,736
Contingent consideration	3,800
Total purchase consideration	60,814
The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	1,291
Trade and other receivables	324
Prepaid expenses and other current assets	14
1,629
Non-current assets:
Technology	2,891
Goodwill	3,122
Total assets	7,642

Liabilities
Current liabilities:
Trade and other payables	251
Deferred revenue	94
345
Non-current liabilities:
Deferred tax liability	230
Total liabilities	575
Fair value of net assets acquired	7,067

Paid in cash	6,819
Working capital adjustment	(39)
Holdback payable	287
Total purchase consideration	7,067